Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Property plant and equipment gross	$ 32,690,674	$ 32,304,310
Accumulated depreciation	(28,243,602)	(27,456,376)
Property, plant and equipment - net	4,447,072	4,847,934
Plant and Equipment [Member]
Property plant and equipment gross	23,347,922	22,962,369
Leasehold Improvements [Member]
Property plant and equipment gross	$ 9,342,752	$ 9,341,941